Net Profit/(Loss) Per Share (Details) - Schedule of Basic Loss Per Share Diluted Net Loss Per Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Basic Loss Per Share Diluted Net Loss Per Share Abstract
Convertible preferred stock		$ 112,660,326		$ 112,660,326	$ 3,201,201	$ 3,110,345
Preferred stock warrants	1,287,616		427,639		1,037,177	981,565
Stock options	674	8,178,840	224	8,178,840	14,645	63,179
Senior subordinated convertible promissory note	69,704		23,150		15,307
Derivative financial instruments					18,369
Total	$ 12,857,994	$ 157,340,674	$ 11,951,013	$ 157,340,674	$ 4,286,698	$ 4,155,089